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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ];  Amendment Number: ______
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


 /S/ Dominic Williams    London, England   November 13, 2008
----------------------   ---------------   -----------------
   Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         25

Form 13F Information Table Value Total:   $163,258
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

01    28-12644               J. Rothschild Capital Management Limited
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                           FORM 13F INFORMATION TABLE

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
        COLUMN 1           COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                    VOTING AUTHORITY
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
     NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
----------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----
AMERICAN WTR WKS CO INC
   NEW                  COM            030420103   21,500 1,000,000 SH       SOLE                1,000,000
ATP OIL & GAS CORP      COM            00208J108    1,923   108,000 SH       SOLE                  108,000
BLACKSTONE GROUP LP     COM UNIT LTD   09253U108    3,068   200,000 SH       SOLE                  200,000
CARRIZO OIL & CO INC    COM            144577103    2,104    58,000 SH       SOLE                   58,000
CHEROKEE INTL CORP      COM            164450108    1,493   513,147 SH       SOLE                  513,147
CME GROUP INC           COM            12572Q105    8,545    23,000 SH       SOLE                   23,000
COMPTON PETE CORP       COM            204940100   23,132 4,002,000 SH       SOLE                4,002,000
CONOCOPHILLIPS          COM            20825C104   28,275   386,000 SH       SOLE                  386,000
CORNING INC             COM            219350105   17,517 1,120,000 SH       SOLE                1,120,000
GMX RES INC             COM            38011M108    3,489    73,000 SH       SOLE                   73,000
GOLDCORP INC NEW        COM            380956409    1,105    33,000 SH       SOLE                   33,000
GOLDMAN SACHS GROUP INC COM            38141G104   17,920   140,000 SH       SOLE                  140,000
JAVELIN PHARMACEUTICALS
   INC                  COM            471894105    5,394 2,074,689 SH       SOLE                2,074,689
MORGAN STANLEY          COM NEW        617446448   16,100   700,000 SH       SOLE                  700,000
NILE THERAPEUTICS INC   COM            654145101    7,019 1,741,690 SH       SOLE                1,741,690
TESCO CORP              COM            88157K101    3,141   150,000 SH       SOLE                  150,000
AMERICAN WTR WKS CO INC
   NEW                  COM            030420103      215    10,000 SH       DEFINED       01       10,000
COMCAST CORP NEW        COM            20030N101      177     9,000 SH       DEFINED       01        9,000
DEVON ENERGY CORP NEW   COM            25179M103       91     1,000 SH       DEFINED       01        1,000
EBAY INC                COM            278642103      179     8,000 SH       DEFINED       01        8,000
ISHARES TR              NASDQ BIO INDX 464287556      194     2,300 PRN      DEFINED       01                     2,300
ISHARES TR              RUSSELL1000GRW 464287614      184     3,800 PRN      DEFINED       01                     3,800
ISHARES TR              DJ REGIONAL BK 464288778      128     4,000 PRN      DEFINED       01                     4,000
NASDAQ OMX GROUP INC    COM            631103108      183     6,000 SH       DEFINED       01        6,000
VALERO ENERGY CORP NEW  COM            91913Y100      182     6,000 SH       DEFINED       01        6,000
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